SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details1) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 81	$ 85
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	66	69
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8	7
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 7	$ 9